Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2025
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
7.	Accounts Payable and Accrued Liabilities

	March 31, 2025	March 31, 2024
Trade and other payables	$411,565	$206,583
Accrued liabilities	147,200	30,000
Totals	$558,765	$236,583